Initial Public Offering (Details) - Schedule of Ordinary Shares Reflected on the Balance Sheet - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Ordinary Shares Reflected on the Balance Sheet [Abstract]
Gross proceeds	$ 78,750,000		$ 78,750,000
Less:
Proceeds allocated to public warrants and public rights	(6,898,500)		(6,898,500)
Offering costs of public shares	(4,647,702)	$ (4,647,702)	(4,647,702)
Redemption of shares	(55,265,334)	(600,000)
Plus:
Accretion of carrying value to redemption value	15,597,512	15,969,750	13,835,304
Monthly Extension Fees	375,000	$ 600,000
Ordinary shares subject to possible redemption	$ 27,910,976		$ 81,039,102